FINANCING RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short term:
Short-term financing receivables		¥ 10,170,673	¥ 5,464,966
Net deferred origination fees		(9,829)	(1,011)
Allowance for credit losses		(313,464)	(324,332)
Total short-term financing receivables, net	$ 747,674	9,857,209	5,140,634
Long-term:
Long-term financing receivables		1,841,777	1,342,740
Net deferred origination fees		(14,483)	(1,400)
Allowance for credit losses		(56,732)	(59,704)
Total long-term financing receivables, net	$ 186,610	¥ 1,785,045	1,283,036
Short term and long term financing receivables
Weighted average interest rates of financing receivables (as a percent)	24.70%	24.50%
Installment purchase loans | Maximum
Short term and long term financing receivables
Term of the loan	36 months
Personal installment loans | Maximum
Short term and long term financing receivables
Term of the loan	36 months
Installment purchase loans
Short term:
Short-term financing receivables		¥ 1,020,662	796,312
Long-term:
Long-term financing receivables		170,042	178,246
Impairment of financial receivables
Impairment of financing receivable, collectively		1,190,700	974,600
Impairment of financing receivable, individually		87,000	120,900
Personal installment loans
Short term:
Short-term financing receivables		9,159,840	4,669,665
Long-term:
Long-term financing receivables		1,686,218	1,165,894
Impairment of financial receivables
Impairment of financing receivable, collectively		10,821,700	5,833,100
Impairment of financing receivable, individually		¥ 460,100	¥ 1,296,400